Document And Entity Information	Jun. 24, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2026
Entity Registrant Name	METHODE ELECTRONICS, INC.
Entity Central Index Key	0000065270
Entity Emerging Growth Company	false
Entity File Number	001-33731
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2090085
Entity Address, Address Line One	25650 West 11 Mile Rd
Entity Address, City or Town	Southfield
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48034-2253
City Area Code	(708)
Local Phone Number	867-6777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.50 Par Value
Trading Symbol	MEI
Security Exchange Name	NYSE